Allowance for Loan and Lease Losses Troubled Debt Restructurings (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Financing Receivable, Modifications [Line Items]
Financing Receivable, TDR Modifications, Number of Contracts	39	75	157
Financing Receivable, TDR Modifications, Pre-Modification Recorded Investment	$ 14,406,000	$ 49,983,000	$ 74,650,000
Financing Receivable, TDR Modifications, Post-Modification Recorded Investment	14,501,000	50,020,000	74,737,000
Financing Receivable, TDR Modifications, Subsequent Default, Number of Contracts	1	14	33
Financing Receivable, TDR Modifications, Subsequent Default, Recorded Investment	104,000	3,254,000	21,106,000
Financing Receivables Troubled Debt Restructurings Recorded Investment Current	73,180,000	86,495,000
Financing Receivables Troubled Debt Restructurings Recorded Investment 30 to 89 Past Due and Accruing	3,732,000	3,600,000
Financing Receivables Troubled Debt Restructurings Recorded Investment 90 days and greater Past Due and Accruing	306,000	244,000
Financing Receivables Troubled Debt Restructurings Recorded Investment Nonaccrual Status	21,852,000	69,610,000
Financing Receivables Troubled Debt Restructurings Recorded Investment	99,070,000	159,949,000
Financing Receivables Troubled Debt Restructurings Recorded Investment Impaired	99,070,000	159,949,000
Valuation Allowance on Troubled Debt Restructurings	9,134,000	16,258,000
Financing Receivable, TDR Modifications, Chapter 7 Bankruptcy	15,988,000	10,031,000
Financing Receivable, TDR Modifications, Number of Loans in Chapter 7 Bankruptcy	133	106
Residential Portfolio Segment [Member]
Financing Receivable, Modifications [Line Items]
Financing Receivable, TDR Modifications, Number of Contracts	37	51	136
Financing Receivable, TDR Modifications, Pre-Modification Recorded Investment	12,711,000	20,644,000	57,157,000
Financing Receivable, TDR Modifications, Post-Modification Recorded Investment	12,806,000	20,681,000	57,244,000
Financing Receivable, TDR Modifications, Subsequent Default, Number of Contracts	1	8	23
Financing Receivable, TDR Modifications, Subsequent Default, Recorded Investment	104,000	2,523,000	8,650,000
Financing Receivables Troubled Debt Restructurings Recorded Investment	90,472,000	95,275,000
Commercial Loan [Member]
Financing Receivable, Modifications [Line Items]
Financing Receivable, TDR Modifications, Number of Contracts		9	5
Financing Receivable, TDR Modifications, Pre-Modification Recorded Investment		2,172,000	6,550,000
Financing Receivable, TDR Modifications, Post-Modification Recorded Investment		2,172,000	6,550,000
Financing Receivable, TDR Modifications, Subsequent Default, Number of Contracts	0	3	3
Financing Receivable, TDR Modifications, Subsequent Default, Recorded Investment	0	342,000	6,970,000
Commercial Real Estate [Member]
Financing Receivable, Modifications [Line Items]
Financing Receivable, TDR Modifications, Number of Contracts	2	15	16
Financing Receivable, TDR Modifications, Pre-Modification Recorded Investment	1,695,000	27,167,000	10,943,000
Financing Receivable, TDR Modifications, Post-Modification Recorded Investment	1,695,000	27,167,000	10,943,000
Financing Receivable, TDR Modifications, Subsequent Default, Number of Contracts	0	3	7
Financing Receivable, TDR Modifications, Subsequent Default, Recorded Investment	0	389,000	5,486,000
Commercial and Commercial Real Estate [Member]
Financing Receivable, Modifications [Line Items]
Financing Receivables Troubled Debt Restructurings Recorded Investment	$ 8,598,000	$ 64,674,000